Drilling Units - Summary Of Net Book Value (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Impairment	$ (414)	$ (696)
Net book value	12,780	13,464
Drilling Unit [Member]
Property, Plant and Equipment [Line Items]
Cost	17,452	17,335
Accumulated depreciation	(4,507)	(4,119)
Impairment	(414)
Net book value	$ 12,531	$ 13,216